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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               -----------

      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RRE Ventures GP III, LLC
Address: 130 East 59th Street
         17th Floor
         New York, New York 10022

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Will D. Porteous
Title:   Chief Operating Officer
Phone:   (212) 418-5100

Signature, Place, and Date of Signing:

  /s/ Will D. Porteous            New York, NY               February 13, 2013
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2

Form 13F Information Table Entry Total:                    5

Form 13F Information Table Value Total:            $ 123,366
                                                ------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number         Name

1        28-                     RRE Ventures Fund III LDC

2        28-                     RRE Ventures GP IV, LLC

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                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6  COLUMN 7            COLUMN 8
----------------- -------- ----------- --------- -------------------------- ---------- -------- -----------------------------
                                                                                                      VOTING AUTHORITY
                  TITLE OF                VALUE    SHRS OR            PUT/  INVESTMENT   OTHER  -----------------------------
NAME OF ISSUER     CLASS      CUSIP     (x$1000)   PRN AMT   SH/PRN   CALL   DISRETION  MANAGER    SOLE      SHARED    NONE
----------------- -------- ----------- --------- ----------- ------ ------- ---------- -------- ---------- --------- --------
Flextronics
International
LTD.                 ORD   Y2573F 10 2       389      68,759   SH              SOLE                 68,759

Flextronics
International
LTD.                 ORD   Y2573F 10 2        31       5,493   SH              SOLE        1         5,493

WisdomTree           COM   97717P 10 4   113,241  18,717,478   SH              SOLE              1,170,295
Investments, Inc.

WisdomTree
Investments, Inc.    COM   97717P 10 4     9,047   1,495,345   SH              SOLE        1        93,395

Verifone
Systems, Inc.        COM   92342Y 10 9       658      18,535   SH              SOLE        2        18,535